Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Dismantling provision in the opening balance	€ 789	€ 737	€ 733
Provision reversal with impact on income statement		0
Discounting with impact on income statement	13	11	10
Utilizations without impact on income statement	(15)	(20)	(23)
Changes in provision with impact on assets	(19)	57	19
Translation adjustment	(3)	4	(2)
Reclassifications and other items	11
Reclassification to assets held for sale	0	0	0
Dismantling provision in the closing balance	€ 776	€ 789	€ 737